Vessels - Operating vessels and drydock rollforward (Details) $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	$ 4,008,158
Property, plant and equipment, cost -fully depreciated assets	(5,528)
Property, plant and equipment, fully depreciated assets - accumulated depreciation	(5,528)
Property, plant and equipment	4,062,574
Cost [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	4,720,468
Additions	149,359
Property, plant and equipment, cost -fully depreciated assets	(16,797)
Property, plant and equipment	4,853,030
Accumulated depreciation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(712,310)
Property, plant and equipment, fully depreciated assets - accumulated depreciation	16,797
Charge for the period	(94,943)
Property, plant and equipment	(790,456)
Vessels [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	3,946,359
Property, plant and equipment, cost -fully depreciated assets	(5,528)
Property, plant and equipment, fully depreciated assets - accumulated depreciation	(5,528)
Property, plant and equipment	3,987,394
Vessels [member] | Cost [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	4,611,945
Additions	124,708
Property, plant and equipment, cost -fully depreciated assets	(847)
Property, plant and equipment	4,735,806
Vessels [member] | Accumulated depreciation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(665,586)
Property, plant and equipment, fully depreciated assets - accumulated depreciation	847
Charge for the period	(83,673)
Property, plant and equipment	(748,412)
Drydock [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	61,799
Property, plant and equipment, cost -fully depreciated assets	0
Property, plant and equipment, fully depreciated assets - accumulated depreciation	0
Property, plant and equipment	75,180
Drydock [Member] | Cost [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	108,523
Additions	24,651
Property, plant and equipment, cost -fully depreciated assets	(15,950)
Property, plant and equipment	117,224
Drydock [Member] | Accumulated depreciation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(46,724)
Property, plant and equipment, fully depreciated assets - accumulated depreciation	15,950
Charge for the period	(11,270)
Property, plant and equipment	$ (42,044)